Condensed financial information of the parent company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$ 139,309	$ 3,737	$ (700,873)
Cash Flows from Investing Activities:
Loans repaid from (made to) VIE and its subsidiaries	(1,638,455)	(3,400,000)	(3,690,000)
Net Cash Used in Investing Activities	(1,638,455)	(3,400,000)	(3,690,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost			11,497,654
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	1,850,744
Net Cash Provided by Financing Activities	1,850,744		11,497,654
Net increase (decrease) in cash and cash equivalents	351,598	(3,396,263)	7,106,781
Cash and cash equivalents at beginning of year	3,758,618	7,154,881	48,100
Cash and cash equivalents at end of year	$ 4,110,216	$ 3,758,618	$ 7,154,881